CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
(each, a “Fund” and together, the “Funds”)
Supplement to Prospectus dated May 1, 2020

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
Supplement to Summary Prospectus dated May 1, 2020

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
Supplement to Summary Prospectus dated May 1, 2020

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
Supplement to Summary Prospectus dated May 1, 2020

Effective December 1, 2020, each Fund’s volatility management strategy will be executed by the Fund’s investment adviser, Calvert Research and Management. Accordingly, the “Management” section in each Fund’s summary prospectus and summary section of its statutory prospectus will be replaced with the following:

Management

Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”).

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP”).

Portfolio Managers

Kevin L. Keene, CFA, Portfolio Manager of AIP, has managed the Fund since April 2013.

Thomas B. Lee, CFA, Portfolio Manager of CRM, has managed the Fund since December 2020.

Christopher Haskamp, CFA, Portfolio Manager of CRM, has managed the Fund since December 2020.

October 1, 2020	36674 10.1.20